Leasing - Schedule of Maturity of Lease Contracts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 888
Embedded interest	(455)
Lease liabilities	433	R$ 354	R$ 244
2024 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	80
2025 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	90
2026 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	79
2027 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	67
2028 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	34
2029 at 2048 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 538